UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners
Municipal High Income Fund

S E M I - A N N U A L

R E P O R T

JANUARY 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Municipal High Income Fund

Semi-Annual Report • January 31, 2007

What’s Inside
	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	19
	Statement of Operations	20
	Statements of Changes in Net Assets	21
	Financial Highlights	22
	Notes to Financial Statements	25
Fund Objective The Fund seeks to maximize current income exempt from regular federal income tax by investing under normal market conditions at least 80% of the value of its net assets, plus any borrowings, for investment purposes, in inter- mediate-term and long-term municipal securities rated medium investment-grade, low investment-grade or below investment-grade by a nationally recognized statistical rating organization or if unrated, of comparable quality.	Additional Shareholder Information	34

Letter from the Chairman
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)[i] increased 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, the preliminary estimate for GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings. In its statement accompanying the January 2007 meeting, the Fed stated, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

During the reporting period, short- and long-term Treasury yields experienced periods of significant volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. However, toward the end of the reporting period, yields again moved higher on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. Overall, during the six months ended January 31, 2007, two-year Treasury yields moved from 4.97% to 4.94%. Over the same period, 10-year Treasury yields fell from 4.99% to 4.83%.

Legg Mason Partners Municipal High Income Fund	I

Looking at the municipal market, it lagged its taxable bond counterparts over the six months ended January 31, 2007. Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Index[v], returned 3.06% and 3.65%, respectively.

Performance Review

For the six months ended January 31, 2007, Class A shares of Legg Mason Partners Municipal High Income Fund, excluding sales charges, returned 3.93%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which returned 3.06% for the same period. The Lipper High Yield Municipal Debt Funds Category Average[1] increased 3.96% over the same time frame.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of January 31, 2007 (excluding sales charges) (unaudited)
6 Months
Municipal High Income Fund — Class A Shares	3.93%
Lehman Brothers Municipal Bond Index	3.06%
Lipper High Yield Municipal Debt Funds Category Average(1)	3.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class B shares returned 3.61% and Class C shares returned 3.62% over the six months ended January 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period ended January 31, 2007. The 30 Day SEC Yield for Class A, Class B and Class C were 4.75%, 4.42% and 4.40%, respectively, absent of current reimbursement or waivers, the 30-Day SEC Yield for Class A, Class B and Class C would have been 4.73%, 4.40% and 4.38%, respectively.

Special Shareholder Notices

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

The Fund was formerly known as Smith Barney Municipal High Income Fund.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 82 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Partners Municipal High Income Fund

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 20, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Municipal High Income Fund	III

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Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Hospitals

Miscellaneous

Pre-Refunded

General Obligation

Education

Transportation

Industrial Development

Life Care Systems

Pollution Control

Housing: Multi-Family

Utilities

Public Facilities

Tax Allocation

Tobacco

Other

19.0%

11.2%

11.0%

10.1%

8.2%

7.9%

7.4%

7.2%

3.4%

3.3%

3.2%

2.3%

2.0%

1.4%

2.4%

0.0%

5.0%

10.0%

15.0%

20.0%

January 31, 2007

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (load) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2006 and held for the six months ended January 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	3.93%	$1,000.00	$1,039.30	0.79%	$4.06
Class B	3.61	1,000.00	1,036.10	1.32	6.77
Class C	3.62	1,000.00	1,036.20	1.34	6.88
(1)	For the six months ended January 31, 2007.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.22	0.79%	$4.02
Class B	5.00	1,000.00	1,018.55	1.32	6.72
Class C	5.00	1,000.00	1,018.45	1.34	6.82

(1)	For the six months ended January 31, 2007.
(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	3

Schedule of Investments (January 31, 2007) (unaudited)
LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 93.8%
Alabama — 0.8%
$2,980,000	AAA	Baldwin County, AL, Board of Education, AMBAC-Insured,
		5.000% due 6/1/26	$3,130,669
1,750,000	NR	Capstone Improvement District of Brookwood, AL, Series A,
		7.700% due 8/15/23 (a)	402,500

		Total Alabama	3,533,169

Alaska — 1.7%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue,
		Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)	2,468,383
		Alaska State Housing Financial Corp., General Housing, Series B,
		MBIA-Insured:
1,500,000	AAA	5.250% due 12/1/25	1,612,845
3,000,000	AAA	5.250% due 12/1/30 (c)	3,219,120

		Total Alaska	7,300,348

Arizona — 1.9%
2,900,000	A	Arizona Health Facilities Authority Revenue, Catholic Healthcare
		West, Series A, 6.625% due 7/1/20	3,179,908
3,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional
		Medical Center, Series A, 7.625% due 12/1/29	3,878,455
1,100,000	BBB-	Pima County, AZ, IDA, Series A, Educational Revenue, Noah
		Webster Basic, 6.125% due 12/15/34	1,152,602

		Total Arizona	8,210,965

Arkansas — 1.3%
		Arkansas State Development Financing Authority:
4,000,000	BBB	Hospital Revenue, Washington Regional Medical Center,
		Call 2/1/10 @ 100, 7.375% due 2/1/29 (d)	4,394,480
1,000,000	BB	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A,
		7.750% due 8/1/25 (b)	1,131,160

		Total Arkansas	5,525,640

California — 14.9%
6,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	6,218,940
		California State:
90,000	A+	GO, 5.500% due 4/1/30	98,500
1,690,000	A+	GO, Call 4/1/14 @ 100, 5.500% due 4/1/30 (d)	1,870,661
		California State Department of Water Resources & Power Supply
		Revenue, Series A:
5,000,000	AAA	AMBAC-Insured, Call 5/1/12 @ 101, 5.500% due 5/1/16 (d)	5,473,500
5,000,000	AAA	MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (d)	5,444,000
18,500,000	A+	California State, GO, Various Purpose, 5.000% due 9/1/35	19,417,970

See Notes to Financial Statements.

4	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

California — 14.9% (continued)
		California Statewide CDA Revenue:
$1,000,000	A	East Campus Apartments LLC, Series A, 5.625% due 8/1/34	$1,058,660
2,500,000	NR	East Valley Tourist Project, Series A, 9.250% due 10/1/20	2,730,900
		Senior Living-Presbyterian Homes, Series A:
1,920,000	BBB+	4.750% due 11/15/26	1,930,310
6,000,000	BBB+	4.875% due 11/15/36	6,067,080
2,000,000	AAA	Glendale, CA, Electric Works Revenue, Series 2003, MBIA-Insured,
		5.000% due 2/1/32	2,085,020
		Golden State Tobacco Securitization Corp., CA,
		Tobacco Settlement Revenue:
2,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	2,287,600
3,150,000	BBB	Series 2003-A-5, 7.875% due 6/1/42	3,841,393
1,000,000	AAA	Los Angeles, CA, USD, GO, Series A, MBIA-Insured,
		Call 7/1/13 @ 100, 5.250% due 7/1/19 (d)	1,087,640
1,250,000	BBB+	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project,
		5.000% due 9/1/36	1,276,813
220,000	A+	State of California, GO, Call 4/1/14 @100, 5.500% due 4/1/30 (d)	243,518
3,000,000	Ba2(e)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	3,132,150

		Total California	64,264,655

Colorado — 3.4%
1,000,000	NR	Beacon Point Metropolitan District, GO, Series A,
		6.250% due 12/1/35	1,058,220
		Colorado Educational & Cultural Facilities Authority Revenue:
		Charter School:
1,370,000	AAA	Peak to Peak Project, Call 8/15/11 @100,
		7.500% due 8/15/21 (d)	1,540,743
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,538,865
470,000	AAA	Prerefunded, University of Denver Project, Series B, FGIC-Insured,
		Call 3/1/16 @ 100, 5.250% due 3/1/23 (d)	518,076
2,030,000	AAA	Unrefunded, University of Denver Project, Series B, FGIC-Insured,
		5.250% due 3/1/23	2,234,401
		Colorado Health Facilities Authority Revenue:
2,000,000	NR	Christian Living Communities Project, Series A,
		5.750% due 1/1/37	2,083,420
1,000,000	A3(e)	Parkview Medical Center Project, 6.600% due 9/1/25	1,089,750
1,000,000	NR	High Plains, CO, Metropolitan District, Series A, GO,
		6.250% due 12/1/35	1,065,440
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue,
		Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured,
		zero coupon bond to yield 6.290% due 6/15/31	2,454,700
1,000,000	NR	Southlands, CO, Metropolitan District Number 1, GO,
		7.125% due 12/1/34	1,094,230

		Total Colorado	14,677,845

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	5

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Connecticut — 1.0%
$4,000,000	NR	Connecticut State Development Authority, IDR, AFCO Cargo LLC
		Project, 8.000% due 4/1/30 (b)	$4,341,680

Delaware — 0.2%
1,000,000	BBB-	New Castle County, DE, Revenue, Newark Charter School Inc.
		Project, 5.000% due 9/1/36	1,014,400

District of Columbia — 0.3%
1,000,000	AAA	District of Columbia COP, District Public Safety & Emergency,
		AMBAC-Insured, 5.500% due 1/1/19	1,084,040

Florida — 5.1%
1,000,000	NR	Bonnet Creek Resort Community Development District, Special
		Assessment, 7.500% due 5/1/34	1,095,460
3,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care
		Retirement Glenridge on Palmer Ranch, Series A,
		Call 6/01/12 @ 102, 8.000% due 6/1/32 (d)	3,584,520
2,335,000	AAA	Florida Municipal Loan Council, Series A, MBIA-Insured,
		5.000% due 2/1/25	2,465,527
1,000,000	NR	Hillsborough County, FL, IDA Revenue, National Gypsum
		Convention, Series A, 7.125% due 4/1/30 (b)	1,085,340
2,000,000	AAA	Miami-Dade County, FL, Solid Waste Systems Revenue,
		MBIA-Insured, 5.000% due 10/1/18	2,123,940
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue,
		First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	2,202,300
1,000,000	Aa3(e)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare
		Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (d)	1,088,270
2,500,000	NR	Reunion East Community Development District, Special Assessment,
		Series A, 7.375% due 5/1/33	2,755,725
		University of Central Florida:
1,000,000	AAA	Athletics Association Inc. COP, Series 2005-A, FGIC-Insured,
		5.000% due 10/1/35	1,045,680
1,485,000	AAA	COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,563,779
2,905,000	NR	Waterlefe, FL, Community Development District, Golf Course
		Revenue, 8.125% due 10/1/25	2,959,556

		Total Florida	21,970,097

Georgia — 3.4%
6,000,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project,
		7.900% due 12/1/24	6,637,440
1,000,000	AAA	Atlanta, GA, Water & Wastewater Revenue, FSA-Insured,
		5.000% due 11/1/34	1,051,650
1,500,000	A-(f)	Gainesville & Hall County, GA, Development Authority Revenue,
		Senior Living Facilities, Lanier Village Estates, Series C,
		7.250% due 11/15/29	1,626,780

See Notes to Financial Statements.

6	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 3.4% (continued)
$3,000,000	BBB-(f)	Gainesville, GA, Redevelopment Authority, Educational Facilities
		Revenue, Riverdsie Military Academy Inc., 5.125% due 3/1/37	$3,061,890
2,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project,
		Call 10/1/09 @ 102, 6.900% due 10/1/29 (d)	2,182,740

		Total Georgia	14,560,500

Idaho — 0.6%
2,345,000	AA	Idaho Health Facilities Authority Revenue, Portneuf Medical Center
		Project, Series A, Radian-Insured, 5.250% due 9/1/24	2,480,752

Illinois — 2.9%
75,000	AA	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8,
		Series A, FHA-Insured, 6.700% due 7/1/12	75,354
2,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport
		Revenue, Third Lien, Series 2003-A-2, 5.750% due 1/1/21 (b)	2,190,340
		Illinois DFA:
2,000,000	BBB	Chicago Charter School Foundation Project, Series A,
		6.250% due 12/1/32	2,094,960
3,250,000	BBB-	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (b)	3,664,797
3,000,000	NR	Illinois Finance Authority Revenue, 5.000% due 12/1/36	3,051,060
1,500,000	A	Illinois Health Facilities Authority Revenue, Passavant Memorial
		Area Hospital, Call 10/1/10 @ 101, 6.000% due 10/1/24 (d)	1,610,265

		Total Illinois	12,686,776

Indiana — 0.8%
2,000,000	Baa1(e)	Indiana Health Facilities Financing Authority, Hospital Revenue,
		Riverview Hospital Project, 6.125% due 8/1/31	2,133,980
1,400,000	A-	Vanderburgh County, IN, Redevelopment Commission,
		Redevelopment District Tax Increment, 5.250% due 2/1/31	1,464,946

		Total Indiana	3,598,926

Kansas — 0.5%
2,000,000	BBB-(f)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A,
		7.375% due 1/1/32	2,155,720

Louisiana — 0.8%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,037,250
2,150,000	A	Louisiana Local Government Environmental Facilities, CDA Revenue,
		Capital Project & Equipment Acquisition Program, ACA-Insured,
		6.550% due 9/1/25	2,432,101

		Total Louisiana	3,469,351

Maryland — 1.7%
1,000,000	NR	Maryland Industrial Development Financing Authority Economic
		Development Revenue, Our Lady of Good Counsel School,
		Series 2005-A, 6.000% due 5/1/35	1,067,460

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	7

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 1.7% (continued)
$3,500,000	AAA	Maryland State Economic Development Corp. Revenue, Chesapeake
		Bay, Series A, Call 12/1/09 @ 101, 7.730% due 12/1/27 (d)	$3,895,010
		Maryland State Health & Higher EFA Revenue:
1,100,000	NR	Edenwald, Series A, 5.400% due 1/1/37	1,141,844
		Washington Christian Academy:
250,000	NR	5.250% due 7/1/18	255,215
1,170,000	NR	5.500% due 7/1/38	1,194,114
2,500,000	Ca(e)	Prince Georges County, MD, Hospital, Greater Southeast
		Health Care System, 6.375% due 1/1/23 (a)(g)(h)	0

		Total Maryland	7,553,643

Massachusetts — 1.7%
1,415,000	NR	Boston, MA, Industrial Development Financing Authority Revenue,
		Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)	1,431,004
3,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B,
		Call 12/1/10 @ 101, 8.250% due 12/1/30 (d)	3,484,860
2,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation,
		Series B, 6.750% due 7/1/16	2,229,420

		Total Massachusetts	7,145,284

Michigan — 2.3%
		Allen Academy, MI, COP:
2,500,000	NR	8.000% due 6/1/33	2,558,875
1,000,000	NR	Series A, 8.000% due 6/1/33	1,023,550
		Cesar Chavez Academy, COP:
1,635,000	BBB-	7.250% due 2/1/33	1,725,448
1,600,000	BBB-	8.000% due 2/1/33	1,813,456
2,985,000	NR	Wenonah Park Properties Inc. Revenue, Michigan Bay City Hotel,
		7.875% due 4/1/22	2,998,224

		Total Michigan	10,119,553

Minnesota — 0.9%
1,715,000	NR	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation
		for Health Care Project, Series A, 8.000% due 9/1/30	1,888,386
		St. Paul, MN, Port Authority Lease Revenue, Regions Hospital
		Parking Ramp Project, Series 1:
475,000	NR	5.000% due 8/1/21	482,206
1,375,000	NR	5.000% due 8/1/36	1,381,188

		Total Minnesota	3,751,780

Mississippi — 1.1%
5,000,000	BBB+	Mississippi Business Finance Corp., Northrop Grumman Ship
		Systems, 4.550% due 12/1/28 (i)	4,937,350

Missouri — 1.2%
5,070,000	A	Missouri State Health & EFA Revenue, St. Lukes Episcopal,
		5.000% due 12/1/20	5,285,526

See Notes to Financial Statements.

8	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Montana — 0.8%
$3,420,000	NR	Montana State Board of Investment, Resource Recovery Revenue,
		Yellowstone Energy LP Project, 7.000% due 12/31/19 (b)	$3,441,307

New Hampshire — 0.9%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,115,660
1,500,000	BBB-	New Hampshire College, Call 1/1/11 @ 101,
		7.500% due 1/1/31 (d)	1,706,115

		Total New Hampshire	3,821,775

New Jersey — 7.6%
3,390,000	AAA	Casino Reinvestment Development Authority Revenue, Series A,
		MBIA-Insured, 5.250% due 6/1/20	3,672,285
3,750,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village
		Inc., Series A, Call 11/15/10 @ 101, 8.250% due 11/15/30 (d)	4,349,925
8,000,000	NR	New Jersey EDA Revenue, Refunding, Series B, 6.875% due 1/1/37	8,325,840
		New Jersey Health Care Facilities Financing Authority Revenue:
2,800,000	BBB	Holy Name Hospital, 5.000% due 7/1/36	2,861,012
5,000,000	BBB-	Trinitas Hospital Obligation Group, 7.500% due 7/1/30	5,489,800
		Tobacco Settlement Financing Corp., Call 6/1/13 @ 100:
5,000,000	BBB	6.750% due 6/1/39 (d)	5,791,300
2,000,000	BBB	7.000% due 6/1/41 (d)	2,344,280

		Total New Jersey	32,834,442

New Mexico — 1.1%
3,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	3,147,810
1,500,000	A+	Sandoval County, NM, Incentive Payment Revenue, Refunding,
		5.000% due 6/1/20	1,579,155

		Total New Mexico	4,726,965

New York — 9.2%
1,000,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital
		Medical Center Inc., Series A, 8.250% due 11/15/30	1,076,000
1,000,000	Aaa(e)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured,
		GNMA-Collateralized, 5.500% due 3/20/40	1,101,470
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village
		Project, Call 11/15/10 @ 102, 8.550% due 11/15/32 (d)	1,177,120
		New York City, NY, IDA, Civic Facilities Revenue:
2,620,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,665,928
970,000	NR	Community Hospital Brooklyn, 6.875% due 11/1/10	990,341
1,860,000	NR	Special Needs Facilities Pooled Program, Series A-1,
		Call 7/1/10 @ 102, 8.125% due 7/1/19 (d)	2,077,732
1,500,000	AAA	New York City, NY, Municipal Water Finance Authority,
		Water & Sewer System Revenue, Series C, MBIA-Insured,
		5.000% due 6/15/27	1,587,045

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	9

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 9.2% (continued)
		New York State Dormitory Authority Revenue:
$4,000,000	AA+	Cornell University, Series A, 5.000% due 7/1/21	$4,288,160
2,500,000	AAA	Mental Health Services Facilities Improvement, Series B,
		AMBAC-Insured, 5.000% due 2/15/35	2,619,450
7,500,000	BB	New York University Hospitals Center, Series A,
		5.000% due 7/1/26	7,680,600
895,000	AA-	New York State, COP, Hanson Redevelopment Project,
		8.375% due 5/1/08	919,774
10,000,000	AA-	New York, NY, GO, Series A, 5.000% due 8/1/26	10,540,700
2,000,000	NR	Onondaga County, NY, IDA, Solid Waste Disposal Facilities Revenue,
		Solvay Paperboard LLC Project, 7.000% due 11/1/30 (b)	2,084,940
1,000,000	BBB-	Suffolk County, NY, Industrial Development Agency, Continuing
		Care Retirement Revenue, Refunding, Jeffersons Ferry Project,
		5.000% due 11/1/28	1,018,460

		Total New York	39,827,720

North Carolina — 1.7%
1,880,000	NR	North Carolina Medical Care Community, Health Care Facilities
		Revenue, First Mortgage, DePaul Community Facilities Project,
		7.625% due 11/1/29	1,969,356
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity
		Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	5,336,500

		Total North Carolina	7,305,856

Ohio — 1.2%
500,000	NR	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior
		Housing St. Clarence, Series A, 6.125% due 5/1/26	511,815
2,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc.
		Project, 7.500% due 1/1/30	2,776,600
2,000,000	A-	Miami County, OH, Hospital Facilities Revenue, Refunding &
		Improvement Upper Valley Medical Center, 5.250% due 5/15/26	2,114,160

		Total Ohio	5,402,575

Oklahoma — 0.6%
450,000	AAA	Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-
		Collateralized, 7.997% due 8/1/18 (b)	485,361
2,200,000	B	Tulsa, OK, Municipal Airport Revenue, American Airlines,
		7.350% due 12/1/11	2,217,358

		Total Oklahoma	2,702,719

Oregon — 0.3%
		Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
630,000	NR	Merle West Medical Center, Call 9/1/12 @ 101,
		6.250% due 9/1/31 (d)	709,575
370,000	BBB	Unrefunded Balance, Merle West Medical Center,
		6.250% due 9/1/31	401,428

		Total Oregon	1,111,003

See Notes to Financial Statements.

10	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 6.1%
$1,000,000	NR	Cumberland County, PA, Municipal Authority Retirement
		Community Revenue, Wesley Affiliate Services Inc. Project,
		Series A, Call 1/1/13 @ 101, 7.250% due 1/1/35 (d)	$1,183,100
5,000,000	NR	Dauphin County, PA, General Authority Revenue, Office &
		Packaging, 6.000% due 1/1/25	4,608,450
3,000,000	NR	Harrisburg, PA, Authority University Revenue, Harrisburg University
		of Science, Series B, 6.000% due 9/1/36	3,051,990
1,000,000	BBB	Hazleton, PA, Health Services Authority, Hospital Revenue,
		St. Joseph’s Medical Center, 6.200% due 7/1/26	1,009,490
1,000,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue,
		Good Samaritan Hospital Project, 6.000% due 11/15/35	1,085,880
3,500,000	NR	Lehigh County, PA, General Purpose Authority Revenue,
		First Mortgage Bible Fellowship Church Home Inc.,
		7.750% due 11/1/33	3,830,680
		Montgomery County, PA, Higher Education & Health Authority
		Revenue, Temple Continuing Care Center:
6,000,000	NR	6.625% due 7/1/19 (a)	240,000
5,000,000	NR	6.750% due 7/1/29 (a)	200,000
965,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth
		Services Inc. Project, Series A, 7.500% due 2/15/29	1,021,134
		Pennsylvania Economic Development Financing Authority:
3,000,000	B2(e)	Exempt Facilities Revenue, Reliant Energy Seward, Series A,
		6.750% due 12/1/36 (i)	3,308,910
1,000,000	BBB	Solid Waste Disposal Revenue, Waste Management Inc. Project,
		5.100% due 10/1/27	1,029,780
1,000,000	AAA	Philadelphia, PA, Redevelopment Authority Revenue,
		Neighborhood Transformation, Series C, FGIC-Insured,
		5.000% due 4/15/30	1,052,090
4,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities,
		Redstone Highlands Health, Series B, Call 11/15/10 @ 101,
		8.125% due 11/15/30 (d)	4,607,280

		Total Pennsylvania	26,228,784

Rhode Island — 0.3%
1,000,000	NR	Central Falls, RI, Detention Facility Corp., Detention Facilities
		Revenue Refunding, Series 2005, 7.250% due 7/15/35	1,109,210

South Carolina — 1.5%
2,000,000	AA	Newberry County, SC, Special Source Revenue, Refunding
		J.F. Hawkins Nursing Home, Radian-Insured, 5.000% due 3/1/30	2,069,740
2,000,000	BBB	Richland County, SC, Environmental Improvement Revenue,
		International Paper Co. Project, 6.100% due 4/1/23 (b)	2,158,600
2,000,000	AAA	South Carolina State Public Service Authority Revenue,
		Santee Cooper, Series A, 5.000% due 1/1/36	2,108,660

		Total South Carolina	6,337,000

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	11

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 0.6%
$1,500,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue,
		5.000% due 12/15/21	$1,619,490
1,000,000	NR	Shelby County, TN, Health Educational & Housing Facilities Board
		Revenue, Trezevant Manor Project, Series A, 5.750% due 9/1/37	1,023,600

		Total Tennessee	2,643,090

Texas — 11.0%
7,160,000	CCC+	Alliance Airport Authority, Special Facilities Revenue,
		American Airlines Inc. Project, 7.500% due 12/1/29 (b)	7,307,639
5,135,000	NR	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel,
		Senior Series A, 6.750% due 4/1/27	4,025,172
2,780,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue,
		Continental Lady Ester, Series A, 6.875% due 6/1/29	2,682,978
1,790,000	BBB-	Brazos River Authority, PCR, TXU Energy Co. LLC Project,
		Series C, 6.750% due 10/1/38 (b)	2,000,844
1,000,000	A-	Brazos River, TX, Harbor Navigation District, Brazoria County
		Environmental, Dow Chemical Co. Project, Series A-7,
		6.625% due 5/15/33 (b)	1,114,640
1,665,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities
		Improvement Corp. Revenue, American Airlines Inc.,
		Guarantee Agreement, 6.375% due 5/1/35 (b)	1,724,757
520,000	NR	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	523,453
1,400,000	BBB	Garza County, TX Public Facility Corp., 5.500% due 10/1/19	1,465,478
3,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue,
		CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (b)(i)	3,351,000
6,645,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities,
		Continental Airlines Inc. Project, Series C,
		6.125% due 7/15/27 (b)	6,676,165
		Midlothian, TX, Development Authority, Tax Increment Contract
		Revenue:
3,000,000	NR	7.875% due 11/15/26	3,299,820
2,500,000	NR	6.200% due 11/15/29	2,542,525
3,000,000	AAA	North Texas Tollway Authority, Dallas North Tollway Systems
		Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	3,133,230
1,995,000	B	Port Corpus Christi, TX, Celanese Project, Series A,
		6.450% due 11/1/30	2,167,049
1,100,000	NR	Tarrant County, TX, Cultural Education Facilities Finance Corp.,
		Retirement Facility Revenue, Northwest Senior Housing
		Edgemere Project, Series A, 5.750% due 11/15/12	1,150,963
		Willacy County, TX, PFC Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,217,620
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,127,230

		Total Texas	47,510,563

See Notes to Financial Statements.

12	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Virginia — 1.8%
$1,230,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH
		Revenue,Parkwood Court Apartments Project, Series C,
		8.125% due 4/1/30	$1,290,024
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,131,720
		Virginia Beach, VA, Development Authority MFH Revenue,
		Residential Rental:
2,440,000	NR	Hampton Project, 7.500% due 10/1/39 (b)	2,694,370
2,440,000	NR	Mayfair Project, 7.500% due 10/1/39 (b)	2,663,333

		Total Virginia	7,779,447

Wisconsin — 0.6%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,110,190
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,604,385

		Total Wisconsin	2,714,575

		TOTAL INVESTMENTS BEFORE SHORT-TERM
		INVESTMENTS (Cost — $394,015,471)	405,165,031

SHORT-TERM INVESTMENTS (j) — 5.6%
Colorado — 0.2%
1,085,000	VMIG1(e)	Colorado Educational & Cultural Facilities Authority Revenue,
		National Jewish Federal Bond Program, LOC-Bank of America,
		3.730%, 2/1/07	1,085,000

Florida — 0.5%
500,000	VMIG1(e)	Brevard County, FL, Health Facilities Authority, Health Facilities
		Revenue, Refunding Bonds, Health First Inc.Project,
		LOC-SunTrust Bank, 3.720%, 2/1/07	500,000
200,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust
		Bank, 3.730%, 2/1/07	200,000
500,000	A-1	Jacksonville, FL, Electric Authority Revenue, Electric Systems,
		Series B, SPA-Bank of America, 3.730%, 2/1/07	500,000
500,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project,
		3.730%, 2/1/07	500,000
600,000	VMIG1(e)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial
		Hospital, Series A, AMBAC-Insured, 3.740%, 2/1/07	600,000

		Total Florida	2,300,000

Georgia — 0.1%
300,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series C, FSA-Insured,
		SPA-Dexia Credit Local, 3.700%, 2/1/07	300,000

Illinois — 0.4%
1,700,000	A-1+	Illinois Finance Authority Revenue, Northwestern
		Memorial Hospital, Series B-2, SPA-UBS AG, 3.700%, 2/1/07	1,700,000

Michigan — 0.0%
100,000	A-1+	University of Michigan Revenue, Medical Service Plan,
		Series 98-A1, 3.750%, 2/1/07	100,000

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	13

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Nevada — 0.7%
$3,000,000	VMIG1(e)	Las Vegas Valley, NV, Water District, GO, Water Improvement,
		Series C, SPA-Dexia Credit Local, 3.700%, 2/1/07	$3,000,000

Oregon — 0.2%
900,000	A-1+	Oregon State GO, Series 73E, SPA-Morgan Guaranty Trust &
		JPMorgan Chase, 3.470%, 2/7/07	900,000

Pennsylvania — 0.9%
		Geisinger Authority PA Health System:
1,000,000	A-1+	Geisinger Health Systems, Series C, SPA-Wachovia Bank,
		3.730%, 2/1/07	1,000,000
1,200,000	A-1+	Revenue, Geisinger Health Systems, Series B, SPA-Wachovia
		Bank, 3.730%, 2/1/07	1,200,000
		Philadelphia, PA, Hospitals & Higher EFA:
1,100,000	A-1+	Children’s Hospital Project, Series B, SPA-JPMorgan Chase &
		Westdeutsche Landesbank, 3.720%, 2/1/07	1,100,000
500,000	A-1+	Revenue, Children’s Hospital Project Series A, SPA-JPMorgan
		Chase, 3.720%, 2/1/07	500,000

		Total Pennsylvania	3,800,000

Texas — 2.4%
		Bell County, TX, Health Facilities Development Corp. Revenue,
		Scott & White Memorial Hospital:
1,255,000	VMIG1(e)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche
		Landesbank, 3.730%, 2/1/07	1,255,000
1,000,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase,
		3.730%, 2/1/07	1,000,000
1,395,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.730%, 2/1/07	1,395,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
900,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.730%, 2/1/07	900,000
5,700,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust,
		Bayerische Landesbank, Bank of America, JPMorgan Chase,
		3.730%, 2/1/07	5,700,000

		Total Texas	10,250,000

Utah — 0.2%
600,000	A-1	Carbon County, UT, PCR, Refunding Pacificorp Projects,
		AMBAC-Insured, 3.750%, 2/1/07	600,000
200,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services Inc.,
		Series B, SPA-Westdeutsche Landesbank, 3.730%, 2/1/07	200,000

		Total Utah	800,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $24,235,000)	24,235,000

		TOTAL INVESTMENTS — 99.4% (Cost — $418,250,471#)	429,400,031
		Other Assets in Excess of Liabilities — 0.6%	2,564,140

		TOTAL NET ASSETS — 100.0%	$431,964,171

See Notes to Financial Statements.

14	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	All or a portion of this security is segregated for extended settlements.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(h)	Illiquid security.
(i)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same. See pages 17 and 18 for definitions of ratings.

Abbreviations used in this schedule:

ACA	– American Capital Assurance
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
COP	– Certificate of Participation
DFA	– Development Finance Agency
EDA	– Economic Development Authority
EFA	– Educational Facilities Authority
FGIC	– Financial Guaranty Insurance Company
FHA	– Federal Housing Administration
FSA	– Financial Security Assurance
GNMA	– Government National Mortgage Association
GO	– General Obligation
HDC	– Housing Development Corporation
HEFA	– Health & Educational Facilities Authority
HFA	– Housing Finance Authority
IBC	– Insured Bond Certificates
IDA	– Industrial Development Authority
IDR	– Industrial Development Revenue
LOC	– Letter of Credit
MBIA	– Municipal Bond Investors Assurance Corporation
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue
PFC	– Public Facilities Corporation
RDA	– Redevelopment Agency
Radian	– Radian Assets Assurance
SPA	– Standby Bond Purchase Agreement
USD	– Unified School District

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	15

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Summary of Investments by Industry *
Hospitals	19.0%
Miscellaneous	11.2
Pre-Refunded	11.0
General Obligation	10.1
Education	8.2
Transportation	7.9
Industrial Development	7.4
Life Care Systems	7.2
Pollution Control	3.4
Housing: Multi-Family	3.3
Utilities	3.2
Public Facilities	2.3
Tax Allocation	2.0
Tobacco	1.4
Other	2.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.

See Notes to Financial Statements.

16	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D		Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	17

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

18	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (January 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $418,250,471)	$429,400,031
Interest receivable	5,408,976
Receivable for Fund shares sold	1,727,404
Receivable for securities sold	20,000
Receivable from manager	11,533
Prepaid expenses	38,970

Total Assets	436,606,914

LIABILITIES:
Payable for securities purchased	3,043,950
Distributions payable	805,704
Payable for Fund shares repurchased	331,263
Investment management fee payable	199,230
Distribution fees payable	120,451
Deferred compensation payable	28,340
Trustees’ fees payable	25,460
Due to custodian	12,014
Accrued expenses	76,331

Total Liabilities	4,642,743

Total Net Assets	$431,964,171

NET ASSETS:
Par value (Note 6)	$28,687
Paid-in capital in excess of par value	487,989,782
Undistributed net investment income	342,697
Accumulated net realized loss on investments and futures contracts	(67,546,555)
Net unrealized appreciation on investments	11,149,560

Total Net Assets	$431,964,171

Shares Outstanding:
Class A	23,133,033

Class B	2,693,099

Class C	2,860,640

Net Asset Value:
Class A (and redemption price)	$15.06

Class B *	$15.06

Class C *	$15.05

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.25%)(1)	$15.73

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
(1)	Class A shares maximum initial sales charge increased from 4.00% to 4.25% on November 20, 2006.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	19

Statement of Operations (For the six months ended January 31, 2007) (unaudited)
INVESTMENT INCOME:
Interest	$11,408,591

EXPENSES:
Investment management fee (Note 2)	1,079,650
Distribution fees (Notes 2 and 4)	497,440
Transfer agent fees (Note 4)	43,690
Legal fees	39,965
Trustees’ fees (Note 11)	37,344
Registration fees	27,536
Shareholder reports (Note 4)	23,128
Restructuring fees (Note 11)	20,904
Audit and tax	20,151
Insurance	3,912
Custody fees	1,512
Miscellaneous expenses	13,172

Total Expenses	1,808,404
Less: Fee waivers and/or expense reimbursements (Notes 2 and 11)	(11,808)

Net Expenses	1,796,596

Net Investment Income	9,611,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(879,503)
Futures contracts	(290,557)

Net Realized Loss	(1,170,060)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	5,479,118
Futures contracts	296,552

Change in Net Unrealized Appreciation/Depreciation	5,775,670

Net Gain on Investments and Futures Contracts	4,605,610

Increase in Net Assets From Operations	$14,217,605

See Notes to Financial Statements.

20	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended January 31, 2007 (unaudited)
and the year ended July 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$9,611,995	$18,320,969
Net realized gain (loss)	(1,170,060)	5,074,516
Change in net unrealized appreciation/depreciation	5,775,670	6,467,912

Increase in Net Assets From Operations	14,217,605	29,863,397

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 1 AND 5):
Net investment income	(10,082,674)	(17,227,527)

Decrease in Net Assets From
Distributions to Shareholders	(10,082,674)	(17,227,527)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	118,169,977	34,919,997
Reinvestment of distributions	5,065,587	9,333,138
Cost of shares repurchased	(33,612,428)	(67,127,157)

Increase (Decrease) in Net Assets From Fund Share Transactions	89,623,136	(22,874,022)

Increase (Decrease) in Net Assets	93,758,067	(10,238,152)
NET ASSETS:
Beginning of period	338,206,104	348,444,256

End of period *	$431,964,171	$338,206,104

* Includes undistributed net investment income of:	$342,697	$813,376

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	21

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005		2004	2003	2002

Net Asset Value,
Beginning of Period	$14.88		$14.33	$14.33		$14.64	$15.40	$15.82

Income (Loss) From Operations:
Net investment income	0.38		0.81	0.83		0.94	1.01	1.02
Net realized and unrealized
gain (loss)	0.20		0.50	0.08		(0.28)	(0.80)	(0.45)

Total Income From Operations	0.58		1.31	0.91		0.66	0.21	0.57

Less Distributions From:
Net investment income	(0.40)		(0.76)	(0.91)		(0.97)	(0.97)	(0.99)

Total Distributions	(0.40)		(0.76)	(0.91)		(0.97)	(0.97)	(0.99)

Net Asset Value,
End of Period	$15.06		$14.88	$14.33		$14.33	$14.64	$15.40

Total Return(3)	3.93%		9.40%	6.56	%(4)	4.58%	1.45%	3.77%

Net Assets, End of Period
(millions)	$348		$269	$271		$293	$326	$371

Ratios to Average Net Assets:
Gross expenses	0.81	%(5)(6)	0.89%	0.93%		0.84%	0.85%	0.84%
Net expenses	0.81	(5)(6)(7)	0.88 (7)	0.91	(7)	0.84	0.85	0.84
Net investment income	5.00	(5)	5.55	5.83		6.41	6.72	6.56

Portfolio Turnover Rate	4%		13%	42%		21%	27%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended January 31, 2007 (unaudited).
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(5)	Annualized.
(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.79%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005		2004	2003	2002

Net Asset Value,
Beginning of Period	$14.89		$14.34	$14.34		$14.65	$15.40	$15.82

Income (Loss) From Operations:
Net investment income	0.34		0.73	0.76		0.86	0.93	0.93
Net realized and unrealized
gain (loss)	0.19		0.51	0.08		(0.28)	(0.78)	(0.43)

Total Income From Operations	0.53		1.24	0.84		0.58	0.15	0.50

Less Distributions From:
Net investment income	(0.36)		(0.69)	(0.84)		(0.89)	(0.90)	(0.92)

Total Distributions	(0.36)		(0.69)	(0.84)		(0.89)	(0.90)	(0.92)

Net Asset Value,
End of Period	$15.06		$14.89	$14.34		$14.34	$14.65	$15.40

Total Return(3)	3.61%		8.86%	6.02	%(4)	4.04%	0.99%	3.26%

Net Assets, End of Period
(millions)	$41		$44	$51		$60	$76	$93

Ratios to Average Net Assets:
Gross expenses	1.34	%(5)(6)	1.40%	1.44%		1.35%	1.35%	1.35%
Net expenses	1.34	(5)(6)(7)	1.39 (7)	1.43	(7)	1.35	1.35	1.35
Net investment income	4.50	(5)	5.02	5.32		5.91	6.22	6.04

Portfolio Turnover Rate	4%		13%	42%		21%	27%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended January 31, 2007 (unaudited).
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(5)	Annualized.
(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.32%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005		2004	2003	2002

Net Asset Value,
Beginning of Period	$14.87		$14.33	$14.32		$14.63	$15.39	$15.80

Income (Loss) From Operations:
Net investment income	0.34		0.73	0.75		0.86	0.92	0.94
Net realized and unrealized
gain (loss)	0.19		0.49	0.09		(0.28)	(0.79)	(0.45)

Total Income From Operations	0.53		1.22	0.84		0.58	0.13	0.49

Less Distributions From:
Net investment income	(0.35)		(0.68)	(0.83)		(0.89)	(0.89)	(0.90)

Total Distributions	(0.35)		(0.68)	(0.83)		(0.89)	(0.89)	(0.90)

Net Asset Value,
End of Period	$15.05		$14.87	$14.33		$14.32	$14.63	$15.39

Total Return(3)	3.62%		8.74%	6.03	%(4)	4.00%	0.89%	3.24%

Net Assets, End of Period
(millions)	$43		$25	$26		$24	$25	$27

Ratios to Average Net Assets:
Gross expenses	1.36	%(5)(6)	1.45%	1.49%		1.40%	1.41%	1.38%
Net expenses	1.36	(5)(6)(7)	1.44 (7)	1.48	(7)	1.40	1.41	1.38
Net investment income	4.42	(5)	4.98	5.26		5.86	6.16	6.05

Portfolio Turnover Rate	4%		13%	42%		21%	27%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended January 31, 2007 (unaudited).
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(5)	Annualized
(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.34% and 1.34%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Municipal High Income Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Income Funds (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

26	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended January 31, 2007, the Fund was reimbursed for expenses amounting to $11,808.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares increased from 4.00% to 4.25% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2007, LMIS and its affiliates received sales charges of approximately $18,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$0*	$11,000	$1,000

*	Amount represents less than $1,000.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2007, the Fund had accrued $28,340 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$93,095,021
Sales	16,424,289

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,656,115
Gross unrealized depreciation	(15,506,555)
Net unrealized appreciation	$11,149,560

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A , Class B and Class C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and Class C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$236,145	$32,145	$16,873
Class B	140,334	7,699	4,535
Class C	120,961	3,846	1,720
Total	$497,440	$43,690	$23,128

28	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Distributions to Shareholders by Class

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
Net Investment Income:
Class A	$8,250,823	$13,922,668
Class B	1,035,081	2,193,988
Class C	796,770	1,110,871
Total	$10,082,674	$17,227,527

6. Shares of Beneficial Interest

At January 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2007		Year Ended July 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,278,724	$94,480,082	2,002,272	$29,289,063
Shares issued on reinvestment	289,928	4,370,314	545,069	7,947,884
Shares repurchased	(1,544,498)	(23,264,801)	(3,364,806)	(49,020,959)
Net Increase (Decrease)	5,024,154	$75,585,595	(817,465)	$(11,784,012)
Class B
Shares sold	206,841	$3,112,867	145,116	$2,127,089
Shares issued on reinvestment	24,407	367,867	57,832	843,204
Shares repurchased	(486,300)	(7,323,711)	(838,634)	(12,195,806)
Net Decrease	(255,052)	$(3,842,977)	(635,686)	$(9,225,513)
Class C
Shares sold	1,368,246	$20,577,028	238,410	$3,503,845
Shares issued on reinvestment	21,730	327,406	37,206	542,050
Shares repurchased	(201,180)	(3,023,916)	(407,426)	(5,910,392)
Net Increase (Decrease)	1,188,796	$17,880,518	(131,810)	$(1,864,497)

7. Capital Loss Carryforward

As of July 31, 2006, the Fund had a net capital loss carryforward of $66,089,178, of which $1,032,167 expires in 2009, $3,220,648 expires in 2010, $3,834,151 expires in 2011, $11,653,755 expires in 2012, $25,925,282 expires in 2013 and $20,423,175 expires in 2014. These amounts will be available to offset any future taxable capital gains.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

8. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a

30	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*   *   *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	31

Notes to Financial Statements (unaudited) (continued)

wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

32	Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11. Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to the Fund’s expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

12. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be August 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*   *   *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Municipal High Income Fund 2007 Semi-Annual Report	33

Additional Shareholder Information (unaudited)

Results of a Special Meetings of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Agreement and Plan of Reorganization.

1. Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions

Elliot J. Berv	326,009,773.489	11,257,152.959	0.000
A. Benton Cocanougher	325,898,190.365	11,368,736.083	0.000
Jane F. Dasher	325,981,749.911	11,285,176.537	0.000
Mark T. Finn	326,021,537.213	11,245,389.235	0.000
Rainer Greeven	325,791,305.447	11,475,621.001	0.000
Stephen Randolph Gross	325,876,625.182	11,390,301.266	0.000
Richard E. Hanson Jr.	325,872,007.984	11,394,918.464	0.000
Diana R. Harrington	325,746,405.962	11,520,520.486	0.000
Susan M. Heilbron	325,931,445.925	11,335,480.523	0.000
Susan B. Kerley	326,017,231.539	11,249,694.909	0.000
Alan G. Merten	326,036,225.507	11,230,700.941	0.000
R. Richardson Pettit	325,970,651.286	11,296,275.162	0.000
R. Jay Gerken, CFA	325,892,587.522	11,374,338.926	0.000

† Board Members are elected by the shareholders of all of the series of the Trust, of which the Fund is a series.

2. Approval of Step 2 Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Reorganize as Corresponding Series of an Existing Trust	307,560,618.605	6,655,446.571	9,349,472.272	13,701,389.000

On January 29, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Reorganize as Corresponding Series of an Existing Trust, (2) Reorganize as Series of a Maryland Business Trust and (3) Revise Fundamental Investment Policies.

1. Reorganize as Corresponding Series of an Existing Trust

Votes For	Votes Against	Abstentions	Broker Non-Votes

83,986,296.374	2,069,252.671	3,559,207.127	1,832,833.000

34	Legg Mason Partners Municipal High Income Fund

Additional Shareholder Information (unaudited) (continued)

2. Reorganization as Series of a Maryland Business Trust

			Broker
Votes For	Votes Against	Abstentions	Non-Votes

83,850,588.054	2,110,788.891	3,653,379.227	1,832,833.000

3. Revise Fundamental Investment Policies

				Broker
Items Voted On	Votes For	Votes Against	Abstentions	Non-Votes

Borrowing Money	12,538,852.661	512,769.324	395,497.804	1,906,875.000
Underwriting	12,564,838.223	475,416.240	406,865.326	1,906,875.000
Lending	12,545,292.344	502,835.875	398,991.570	1,906,875.000
Issuing Senior Securities	12,568,403.562	499,546.947	379,169.280	1,906,875.000
Real Estate	12,575,762.204	488,556.638	382,800.947	1,906,875.000
Commodities	12,538,267.849	496,425.725	412,426.215	1,906,875.000
Concentration	12,550,956.477	473,985.400	422,177.912	1,906,875.000
Diversification	12,535,399.753	510,197.293	401,522.743	1,906,875.000
Non-Fundamental	12,437,796.229	661,882.944	347,440.616	1,906,875.000
Purchasing Securities on Margin and Making Short Sales	12,476,927.066	624,171.234	346,021.489	1,906,875.000

Legg Mason Partners Municipal High Income Fund	35

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Legg Mason Partners Municipal High Income Fund

INVESTMENT MANAGER
TRUSTEES
Lee Abraham Jane F. Dasher R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

Legg Mason Partners Fund

Advisor, LLC

SUBADVISER

Western Asset Management

     Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Municipal High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor
Services, LLC
Member NASD, SIPC

FD0820 3/07                       SR07-286

Legg Mason Partners
Municipal High Income Fund

The Fund is a separate investment fund of the Legg Mason Partners
Income Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg
Mason Partners Shareholders Service at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, (2) on the
Fund’s website at www.leggmason.com/InvestorServices and (3) on the
SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.
Not Applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11.	CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1) Not applicable.

Exhibit 99.CODE ETH
(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Funds
By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Legg Mason Partners Income Funds

Date:	April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Legg Mason Partners Income Funds

Date:	April 5, 2007

By:	/s/ Robert J. Brault
Robert J. Brault Chief Financial Officer of Legg Mason Partners Income Funds

Date:	April 5, 2007